UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan
 (Exact name of registrant as specified in charter)

1055 Maitland Center Commons
Maitland, FL 32751
(Address of principal executive offices) (Zip code)

Art Ally
Timothy Partners, Ltd.
105 Maitland Center Commons
Maitland, FL 32751
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44
U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments | Conservative Growth Portfolio Variable Series
As of March 31, 2011 - (Unaudited)

MUTUAL FUNDS (A) - 100.11%
Number of Shares		Fair Value

188,036	Timothy Plan Aggressive Growth Fund*	$1,301,211
526,158	Timothy Plan Defensive Strategies Fund	6,156,045
1,159,829	Timothy Plan Fixed Income Fund	11,922,986
432,351	Timothy Plan High Yield Bond Fund	4,064,097
521,599	Timothy Plan International Fund	4,475,315
691,130	Timothy Plan Large/Mid Cap Growth Fund*	5,072,897
444,301	Timothy Plan Large/Mid Cap Value Fund	6,322,406
149,624	Timothy Plan Small Cap Value Fund*	2,142,621

	Total Mutual Funds (cost $35,333,951)	41,457,578

	Total Investments (cost $35,333,951) - 100.11%	$41,457,578

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%	(44,439)

	Net Assets - 100.00%	$41,413,139

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.

See accompanying notes which are an integral part of these financial statements.

Schedule of Investments | Strategic Growth Portfolio Variable Series
As of March 31, 2011 - (Unaudited)

MUTUAL FUNDS (A) - 98.91%
Number of Shares		Fair Value

257,424	Timothy Plan Aggressive Growth Fund*	$1,781,375
185,890	Timothy Plan Defensive Strategies Fund	2,174,914
226,077	Timothy Plan High Yield Bond Fund	2,125,127
703,733	Timothy Plan International Fund	6,038,030
630,751	Timothy Plan Large/Mid Cap Growth Fund*	4,629,708
324,389	Timothy Plan Large/Mid Cap Value Fund	4,616,057
122,904	Timothy Plan Small Cap Value Fund*	1,759,981

	Total Mutual Funds (cost $21,515,243)	23,125,192

SHORT-TERM INVESTMENTS - 1.12%
Number of Shares		Fair Value

262,587	Fidelity Institutional Money Market Portfolio, 0.16% (B)	262,587

	Total Short-Term Investments (cost $262,587)	262,587

	Total Investments (cost $21,777,830) - 100.03%	$23,387,779

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%	(7,535)

	Net Assets - 100.00%	$23,380,244

	* Non-income producing securities.
	(A) Affiliated Funds - Class A Shares.
	(B) Variable rate security; the rate shown represents the yield at March 31, 2011.

See accompanying notes which are an integral part of these financial statements.

NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2011 - (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

 Note 1 | Unrealized Appreciation (Depreciation)
At March 31, 2011, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

				Net Appreciation
Funds	Cost	Appreciation	(Depreciation)	(Depreciation)
Conservative Growth	$37,043,566	$4,414,012	$-	$4,414,012
Strategic Growth	$22,246,812	$1,779,172	$(638,205)	$1,140,967

Note 2 | Security Valuation and Fair Value Measurements
Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges.  Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The Board has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use their best efforts to arrive at the fair value of a security held by each Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Board has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

NOTES TO THE SCHEDULE OF INVESTMENTS
March 31, 2011 - (Unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

The following is a summary of the inputs used to value each Fund’s assets as of March 31, 2011:

Strategic Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$23,125,192	$-	$-	$23,125,192
Money Market Funds	$262,587	$-	$-	$262,587
Total	$23,387,779	$-	$-	$23,387,779

Conservative Growth Fund	VALUATION INPUTS
Assets	Level 1: Quoted Prices in Active Markets	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Mutual Funds	$41,457,578	$-	$-	$41,457,578
Total	$41,457,578	$-	$-	$41,457,578

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the period ended March 31, 2011, there were no significant transfers between Levels 1 and 2.  The Funds’ policy is to recognize transfers at the end of the period.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	5/11/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	5/11/11